Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
July 31, 2024
(Unaudited)
Principal
Amount Value
CORPORATE BONDS — 26.0%
Banks — 6.1%
$ 2,300,000 Banco Santander SA,
5.59%, 08/08/28 ........... $ 2,356,917
5,032,000 Bank of America Corp.,
(SOFR RATE + 0.960%),
1.73%, 07/22/27(a) ......... 4,723,418
4,600,000 Bank of America Corp. GMTN,
(SOFR RATE + 1.370%),
1.92%, 10/24/31(a) ......... 3,854,750
2,479,000 Bank of New York Mellon Corp. (The)
MTN,
(SOFR RATE + 1.418%),
4.29%, 06/13/33(a) ......... 2,368,200
4,600,000 Barclays Plc,
(SOFR RATE + 1.880%),
6.50%, 09/13/27(a) ......... 4,727,478
6,000,000 Citigroup, Inc.,
(SOFR RATE + 1.939%),
3.79%, 03/17/33(a) ......... 5,470,805
5,980,000 Fifth Third Bancorp,
(SOFR RATE + 2.340%),
6.34%, 07/27/29(a) ......... 6,232,420
6,565,000 JPMorgan Chase & Co.,
(SOFR RATE + 1.015%),
2.07%, 06/01/29(a) ......... 5,941,587
3,099,000 JPMorgan Chase & Co.,
(3 mo. Term SOFR + 1.522%),
4.20%, 07/23/29(a) ......... 3,030,129
4,600,000 JPMorgan Chase & Co.,
(SOFR RATE + 2.080%),
4.91%, 07/25/33(a) ......... 4,556,895
4,600,000 Mitsubishi UFJ Financial Group, Inc.,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.750%),
1.54%, 07/20/27(a) ......... 4,311,168
10,274,000 Morgan Stanley,
(SOFR RATE + 2.620%),
5.30%, 04/20/37(a) ......... 10,079,568
4,989,000 Sumitomo Mitsui Financial Group,
Inc.,
2.63%, 07/14/26 ........... 4,779,063
5,520,000 Toronto-Dominion Bank (The)
GMTN,
5.53%, 07/17/26 ........... 5,587,211
5,431,000 Truist Financial Corp. MTN,
(SOFR RATE + 2.050%),
6.05%, 06/08/27(a) ......... 5,521,030
5,959,000 UBS AG GMTN,
3.70%, 02/21/25 ........... 5,902,122
Principal
Amount Value
Banks (continued)
$ 5,000,000 UBS Group AG,
(SOFR RATE + 3.730%),
4.19%, 04/01/31(a)(b) ....... $ 4,758,645
84,201,406
Communication Services — 0.4%
5,000,000 Netflix, Inc.,
4.90%, 08/15/34 ........... 5,023,876
Consumer Discretionary — 2.5%
5,520,000 Clorox Co. (The),
1.80%, 05/15/30 ........... 4,718,284
2,754,000 General Motors Financial Co., Inc.,
6.00%, 01/09/28 ........... 2,838,312
3,680,000 General Motors Financial Co., Inc.,
5.55%, 07/15/29 ........... 3,750,950
4,890,000 Home Depot, Inc. (The),
4.75%, 06/25/29 ........... 4,950,279
5,000,000 Marriott International, Inc., Series
GG,
3.50%, 10/15/32 ........... 4,456,475
3,229,000 Southwest Airlines Co.,
5.13%, 06/15/27 ........... 3,243,097
3,997,000 Toyota Motor Credit Corp. GMTN,
5.25%, 09/11/28 ........... 4,104,984
2,135,000 Warnermedia Holdings, Inc.,
6.41%, 03/15/26 ........... 2,134,892
5,520,000 Warnermedia Holdings, Inc.,
3.76%, 03/15/27 ........... 5,258,099
35,455,372
Consumer Staples — 0.7%
4,600,000 Anheuser-Busch InBev Worldwide,
Inc.,
5.00%, 06/15/34 ........... 4,664,978
4,448,000 Sysco Corp.,
5.75%, 01/17/29 ........... 4,628,697
9,293,675
Energy — 2.3%
7,504,000 BP Capital Markets America, Inc.,
4.81%, 02/13/33 ........... 7,432,193
5,000,000 Cheniere Corpus Christi Holdings
LLC,
3.70%, 11/15/29 ........... 4,730,328
4,600,000 Enbridge, Inc.,
5.70%, 03/08/33 ........... 4,749,634
5,122,000 Energy Transfer LP,
4.95%, 06/15/28 ........... 5,136,511
4,913,000 Sabine Pass Liquefaction LLC,
5.88%, 06/30/26 ........... 4,962,292

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Energy (continued)
$ 4,600,000 Williams Cos., Inc. (The),
3.75%, 06/15/27 ........... $ 4,471,539
31,482,497
Financial Services — 3.8%
2,852,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
6.10%, 01/15/27 ........... 2,921,194
4,600,000 Air Lease Corp.,
5.85%, 12/15/27 ........... 4,720,378
2,738,000 American Express Co.,
(SOFR RATE + 1.330%),
6.34%, 10/30/26(a) ......... 2,778,075
4,600,000 Athene Global Funding,
1.73%, 10/02/26(b) ......... 4,296,284
4,642,000 Capital One Financial Corp.,
(SOFR RATE + 2.080%),
5.47%, 02/01/29(a) ......... 4,687,440
2,903,000 Capital One Financial Corp.,
(SOFR RATE + 2.640%),
6.31%, 06/08/29(a) ......... 3,010,862
2,291,000 Charles Schwab Corp. (The),
2.45%, 03/03/27 ........... 2,161,217
2,976,000 Charles Schwab Corp. (The),
2.00%, 03/20/28 ........... 2,712,489
4,600,000 Corebridge Financial, Inc.,
5.75%, 01/15/34 ........... 4,735,561
4,570,000 Diageo Capital Plc,
5.20%, 10/24/25 ........... 4,588,731
5,000,000 Metropolitan Life Global Funding I,
5.40%, 09/12/28(b) ......... 5,143,712
6,941,000 PayPal Holdings, Inc.,
2.85%, 10/01/29 ........... 6,369,045
5,520,000 Progressive Corp. (The),
3.00%, 03/15/32 ........... 4,918,783
53,043,771
Health Care — 3.2%
4,600,000 AbbVie, Inc.,
3.20%, 11/21/29 ........... 4,315,881
5,742,000 CVS Health Corp.,
5.25%, 01/30/31 ........... 5,802,457
5,000,000 Elevance Health, Inc.,
5.38%, 06/15/34 ........... 5,129,615
4,600,000 Haleon US Capital LLC,
3.38%, 03/24/27 ........... 4,448,657
3,038,000 HCA, Inc.,
5.38%, 09/01/26 ........... 3,051,203
5,520,000 Kenvue, Inc.,
4.90%, 03/22/33 ........... 5,571,969
Principal
Amount Value
Health Care (continued)
$ 4,904,000 Laboratory Corp. of America
Holdings,
1.55%, 06/01/26 ........... $ 4,606,711
4,600,000 Pfizer Investment Enterprises Pte Ltd.,
4.75%, 05/19/33 ........... 4,585,226
3,272,000 Zimmer Biomet Holdings, Inc.,
5.35%, 12/01/28 ........... 3,348,369
3,135,000 Zoetis, Inc.,
5.40%, 11/14/25 ........... 3,151,057
44,011,145
Industrials — 1.3%
5,520,000 BAE Systems Plc,
5.13%, 03/26/29(b) ......... 5,592,222
1,365,000 John Deere Capital Corp. MTN,
4.95%, 07/14/28 ........... 1,388,730
6,216,000 L3Harris Technologies, Inc.,
5.25%, 06/01/31 ........... 6,331,529
4,600,000 Waste Connections, Inc.,
5.00%, 03/01/34 ........... 4,618,754
17,931,235
Information Technology — 1.9%
5,000,000 Broadcom, Inc.,
5.05%, 07/12/29 ........... 5,061,586
4,585,000 Fiserv, Inc.,
3.50%, 07/01/29 ........... 4,336,552
2,176,000 Fiserv, Inc.,
5.35%, 03/15/31 ........... 2,233,493
4,453,000 Hewlett Packard Enterprise Co.,
4.90%, 10/15/25 ........... 4,439,570
5,421,000 KLA Corp.,
4.70%, 02/01/34 ........... 5,394,916
6,116,000 Texas Instruments, Inc.,
1.75%, 05/04/30 ........... 5,299,292
26,765,409
Materials — 0.7%
5,520,000 BHP Billiton Finance USA Ltd.,
5.10%, 09/08/28 ........... 5,622,781
4,499,000 Glencore Funding LLC,
5.34%, 04/04/27(b) ......... 4,543,383
10,166,164
Real Estate — 0.8%
5,000,000 Equinix Europe 2 Financing Corp.
LLC REIT,
5.50%, 06/15/34 ........... 5,103,292
6,070,000 Public Storage Operating Co. REIT,
1.85%, 05/01/28 ........... 5,491,743
10,595,035

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
Telecommunication Services — 0.3%
$ 4,600,000 Cisco Systems, Inc.,
4.95%, 02/26/31 ........... $ 4,702,105
Utilities — 2.0%
4,600,000 DTE Energy Co.,
4.95%, 07/01/27 ........... 4,616,985
1,555,000 Duke Energy Corp.,
2.65%, 09/01/26 ........... 1,487,915
4,600,000 National Rural Utilities Cooperative
Finance Corp. MTN,
5.05%, 09/15/28 ........... 4,673,883
4,600,000 Pacific Gas and Electric Co.,
5.55%, 05/15/29 ........... 4,698,531
4,723,000 Public Service Enterprise Group, Inc.,
5.88%, 10/15/28 ........... 4,910,376
3,244,375 SCE Recovery Funding LLC, Series
A-1,
0.86%, 11/15/31 ........... 2,779,835
5,161,000 Southern California Edison Co.,
5.65%, 10/01/28 ........... 5,335,353
28,502,878
Total Corporate Bonds
(Cost $360,837,771)
361,174,568
ASSET-BACKED SECURITIES — 7.6%
BERMUDA — 0.4%
Collateralized Loan Obligations — 0.4%
5,000,000 Trinitas CLO XXIII Ltd., Series 2023-
23A, Class A,
(3 mo. Term SOFR + 1.800%),
7.08%, 10/20/36(a)(b) ....... 5,027,597
CAYMAN ISLANDS — 2.9%
Collateralized Loan Obligations — 2.9%
3,500,000 AGL CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. Term SOFR + 1.762%),
7.06%, 04/15/34(a)(b) ....... 3,502,845
4,500,000 Benefit Street Partners CLO XVIII
Ltd., Series 2019-18A, Class BR,
(3 mo. Term SOFR + 1.962%),
7.26%, 10/15/34(a)(b) ....... 4,514,391
1,500,000 Flatiron CLO 17 Ltd., Series 2017-1A,
Class BR,
(3 mo. Term SOFR + 1.712%),
7.03%, 05/15/30(a)(b) ....... 1,502,526
2,000,000 Flatiron CLO 19 Ltd., Series 2019-1A,
Class BR,
(3 mo. Term SOFR + 1.812%),
7.14%, 11/16/34(a)(b) ....... 2,000,578
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 3,500,000 Golub Capital Partners CLO Ltd.,
Series 2020-50A, Class BR,
(3 mo. Term SOFR + 1.950%),
7.23%, 04/20/35(a)(b) ....... $ 3,530,505
1,500,000 LCM XXIV Ltd., Series 24A,
Class BR,
(3 mo. Term SOFR + 1.662%),
6.94%, 03/20/30(a)(b) ....... 1,500,000
4,500,000 Octagon 55 Ltd., Series 2021-1A,
Class B,
(3 mo. Term SOFR + 1.912%),
7.19%, 07/20/34(a)(b) ....... 4,504,882
4,500,000 Palmer Square CLO Ltd., Series 2022-
1A, Class B,
(3 mo. Term SOFR + 1.800%),
7.08%, 04/20/35(a)(b) ....... 4,501,966
3,000,000 Palmer Square CLO Ltd., Series 2023-
4A, Class B,
(3 mo. Term SOFR + 2.150%),
7.43%, 10/20/33(a)(b) ....... 3,023,360
4,000,000 Palmer Square Loan Funding Ltd.,
Series 2021-3A, Class A2,
(3 mo. Term SOFR + 1.662%),
6.94%, 07/20/29(a)(b) ....... 4,001,888
3,000,000 Regatta XXI Funding Ltd., Series
2021-3A, Class B,
(3 mo. Term SOFR + 1.962%),
7.24%, 10/20/34(a)(b) ....... 3,004,013
5,000,000 RRX 7 Ltd., Series 2022-7A, Class A2,
(3 mo. Term SOFR + 2.000%),
7.30%, 07/15/35(a)(b) ....... 5,036,114
40,623,068
JERSEY CHANNEL ISLANDS — 0.5%
Collateralized Loan Obligations — 0.5%
2,750,000 Golub Capital Partners CLO Ltd.,
Series 2024-74A, Class A,
(3 mo. Term SOFR + 1.500%),
6.81%, 07/25/37(a)(b) ....... 2,748,100
4,000,000 OCP Aegis CLO Ltd., Series 2023-
29A, Class B,
(3 mo. Term SOFR + 2.500%),
7.78%, 01/20/35(a)(b) ....... 4,017,255
6,765,355

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Principal
Amount Value
UNITED STATES — 3.8%
Other Asset-Backed Securities — 3.8%
$ 1,850,000 Amur Equipment Finance Receivables
XIV LLC, Series 2024-2A,
Class A2,
5.19%, 07/21/31(b) ......... $ 1,851,873
3,000,000 Avis Budget Rental Car Funding
AESOP LLC, Series 2022-5A,
Class A,
6.12%, 04/20/27(b) ......... 3,037,142
3,850,000 Bank of America Auto Trust, Series
2023-2A, Class A3,
5.74%, 06/15/28(b) ......... 3,901,447
1,000,000 BofA Auto Trust, Series 2024-1A,
Class A3,
5.35%, 11/15/28(b) ......... 1,011,378
1,124,755 Capital One Prime Auto Receivables
Trust, Series 2021-1, Class A3,
0.77%, 09/15/26 ........... 1,101,184
1,500,000 CarMax Auto Owner Trust, Series
2021-1, Class B,
0.74%, 10/15/26 ........... 1,453,661
46,711 CarMax Auto Owner Trust, Series
2021-2, Class A3,
0.52%, 02/17/26 ........... 46,328
635,689 CarMax Auto Owner Trust, Series
2022-2, Class A3,
3.49%, 02/16/27 ........... 628,127
5,000,000 CarMax Auto Owner Trust, Series
2022-4, Class A3,
5.34%, 08/16/27 ........... 5,005,991
2,250,000 CarMax Auto Owner Trust, Series
2023-4, Class A3,
6.00%, 07/17/28 ........... 2,291,163
1,500,000 CNH Equipment Trust, Series 2021-
C, Class A4,
1.16%, 10/16/28 ........... 1,419,197
1,500,000 CNH Equipment Trust, Series 2024-
B, Class A3,
5.19%, 09/17/29 ........... 1,521,080
3,750,000 Daimler Trucks Retail Trust, Series
2023-1, Class A3,
5.90%, 03/15/27 ........... 3,783,764
217,374 Enterprise Fleet Financing LLC, Series
2021-3, Class A2,
0.77%, 08/20/27(b) ......... 215,000
1,500,000 Enterprise Fleet Financing LLC, Series
2024-1, Class A2,
5.23%, 03/20/30(b) ......... 1,503,741
1,000,000 Enterprise Fleet Financing LLC, Series
2024-2, Class A2,
5.74%, 12/20/26(b) ......... 1,006,274
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,000,000 Ford Credit Auto Owner Trust, Series
2020-2, Class A,
1.06%, 04/15/33(b) ......... $ 3,812,099
2,000,000 Honda Auto Receivables Owner Trust,
Series 2023-2, Class A3,
4.93%, 11/15/27 ........... 1,999,555
1,000,000 HPEFS Equipment Trust, Series 2024-
2A, Class A3,
5.36%, 10/20/31(b) ......... 1,007,053
2,600,000 John Deere Owner Trust, Series 2024-
B, Class A3,
5.20%, 03/15/29 ........... 2,635,992
1,000,000 Kubota Credit Owner Trust, Series
2024-2A, Class A2,
5.45%, 04/15/27(b) ......... 1,004,422
1,184,070 Navient Private Education Refi Loan
Trust, Series 2021-BA, Class A,
0.94%, 07/15/69(b) ......... 1,045,255
1,928,657 Navient Private Education Refi Loan
Trust, Series 2021-CA, Class A,
1.06%, 10/15/69(b) ......... 1,708,971
3,700,000 PFS Financing Corp., Series 2024-B,
Class A,
4.95%, 02/15/29(b) ......... 3,712,913
800,000 SFS Auto Receivables Securitization
Trust, Series 2024-2A, Class A3,
5.33%, 11/20/29(b) ......... 811,938
315,234 Sofi Professional Loan Program Trust,
Series 2018-B, Class A2FX,
3.34%, 08/25/47(b) ......... 310,401
484,135 Sofi Professional Loan Program Trust,
Series 2021-A, Class AFX,
1.03%, 08/17/43(b) ......... 417,468
1,800,000 Synchrony Card Funding LLC, Series
2022-A1, Class A,
3.37%, 04/15/28 ........... 1,775,005
1,000,000 Tesla Auto Lease Trust, Series 2023-A,
Class A3,
5.89%, 06/22/26(b) ......... 1,002,955
2,457,000 Verizon Master Trust, Series 2022-7,
Class A1A,
5.23%, 11/22/27 ........... 2,454,382
53,475,759
Total Asset-Backed Securities
(Cost $106,238,802)
105,891,779

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 0.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
$ 424,176 JP Morgan Tax-Exempt Pass-Through
Trust, Series 2012-AMT1,
Class A,
3.00%, 01/27/38(b) ......... $ 388,169
Total Non-Agency Mortgage-Backed Securities
(Cost $428,810)
388,169
U.S. GOVERNMENT AGENCIES — 0.4%
Federal Farm Credit Banks Funding Corp.
— 0.4%
5,000,000 5.65%, 07/25/33 ............... 5,001,483
Total U.S. Government Agencies
(Cost $5,000,000)
5,001,483
U.S. GOVERNMENT SECURITIES — 62.7%
U.S. Treasury Bonds — 4.8%
13,023,000 3.38%, 08/15/42 ............... 11,357,480
43,863,000 2.88%, 05/15/52 ............... 33,219,369
23,049,000 4.13%, 08/15/53 ............... 22,166,656
66,743,505
U.S. Treasury Inflation Indexed Notes — 2.6%
36,972,042 1.25%, 04/15/28(c) ............. 36,114,223
U.S. Treasury Notes — 55.3%
8,631,000 4.88%, 04/30/26 ............... 8,702,813
10,185,000 4.88%, 05/31/26 ............... 10,278,893
52,522,000 4.63%, 10/15/26 ............... 52,961,051
7,512,000 2.75%, 07/31/27 ............... 7,234,115
11,645,000 3.88%, 12/31/27 ............... 11,592,688
82,883,000 4.00%, 06/30/28 ............... 82,925,089
100,994,000 4.13%, 07/31/28 ............... 101,518,695
125,156,000 4.63%, 04/30/29 ............... 128,832,457
85,737,000 4.50%, 05/31/29 ............... 87,867,029
34,074,000 3.88%, 12/31/29 ............... 33,938,236
99,000,000 4.00%, 01/31/31 ............... 99,189,492
2,009,000 4.25%, 02/28/31 ............... 2,042,353
35,459,000 4.63%, 04/30/31 ............... 36,833,036
104,995,000 4.00%, 02/15/34 ............... 104,552,052
768,467,999
Total U.S. Government Securities
(Cost $860,674,539)
871,325,727
Shares Value
INVESTMENT COMPANY — 3.8%
52,372,945 Federated Hermes U.S. Treasury
Cash Reserves, Premier Class,
5.20%(d) ................. $ 52,372,945
Total Investment Company
(Cost $52,372,945)
52,372,945
TOTAL INVESTMENTS — 100.5%
(Cost $1,385,552,867)
$ 1,396,154,671
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.5)%
(7,045,435)
NET ASSETS — 100.0%
$ 1,389,109,236
(a) Floating rate security. Rate shown is the rate in effect as of July 31,
2024.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Inflation protected security.
(d) The rate shown represents the current yield as of July 31, 2024.
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 7.6%
Corporate Bonds ............................. 26.0
Non-Agency Mortgage-Backed Securities ............ 0.0 *
U.S. Government Agencies and Securities ........... 63.1
Other
**
..................................... 3.3
100.0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.